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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05769

Invesco High Income Trust II
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:         2/28

Date of reporting period:      11/30/13

Item 1. Schedule of Investments.

Invesco High Income Trust II
Quarterly Schedule of Portfolio Holdings
November 30, 2013
invesco.com/us VK-CE-HINC2-QTR-1 11/13	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2013

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–120.11%*

Aerospace & Defense–3.83%

Alliant Techsystems Inc., Sr. Unsec. Notes, 5.25%, 10/01/21(b)	$347,000	$354,807
B/E Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	565,000	581,950
Bombardier Inc. (Canada), Sr. Unsec. Notes, 5.75%, 03/15/22(b)	405,000	405,000
6.13%, 01/15/23(b)	220,000	220,000
7.75%, 03/15/20(b)	605,000	691,212
DigitalGlobe Inc., Sr. Unsec. Gtd. Notes, 5.25%, 02/01/21(b)	349,000	341,148
GenCorp Inc., Sec. Gtd. Global Notes, 7.13%, 03/15/21	1,012,000	1,087,900
Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Global Notes, 7.13%, 03/15/21	93,000	101,835
Kratos Defense & Security Solutions Inc., Sr. Sec. Gtd. Global Notes, 10.00%, 06/01/17	526,000	573,340
Sequa Corp., Sr. Unsec. Gtd. Notes, 7.00%, 12/15/17(b)	432,000	432,540
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/20	317,000	314,623
7.50%, 07/15/21	300,000	324,000
		5,428,355

Agricultural Products–0.48%

FAGE Dairy Industry S.A./FAGE USA Dairy Industry, Inc. (Greece), Sr. Unsec. Gtd. Notes, 9.88%, 02/01/20(b)	641,000	684,268

Airlines–2.72%

Air Canada Pass Through Trust (Canada), Series 2013-1, Class B, Sec. Pass Through Ctfs., 5.38%, 05/15/21(b)	215,000	209,109
American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	510,572	539,929
Series 2013-2, Class B, Sr. Sec. Pass Through Ctfs., 5.60%, 07/15/20(b)	359,000	362,141
Continental Airlines Pass Through Trust, Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	146,309	160,666
Series 2012-3, Class C, Sec. Pass Through Ctfs., 6.13%, 04/29/18	200,000	209,500

	Principal Amount	Value

Airlines–(continued)

UAL Pass Through Trust, Series 2009-2, Class B, Sr. Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	$348,131	$392,735
United Continental Holdings Inc., Sr. Unsec. Gtd. Notes, 6.38%, 06/01/18	1,060,000	1,107,700
US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	304,906	303,382
Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 10/01/19	71,874	80,499
Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	75,777	81,081
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class B, Sec. Gtd. Pass Through Ctfs., 6.00%, 10/23/20(b)	396,000	409,233
		3,855,975

Alternative Carriers–2.13%

Level 3 Communications Inc., Sr. Unsec. Global Notes, 8.88%, 06/01/19	290,000	319,000
11.88%, 02/01/19	585,000	681,525
Level 3 Financing Inc., Sr. Unsec. Gtd. Floating Rate Notes, 3.85%, 01/15/18(b)(c)	122,000	123,830
Sr. Unsec. Gtd. Global Notes, 7.00%, 06/01/20	673,000	718,427
8.13%, 07/01/19	305,000	335,500
8.63%, 07/15/20	332,000	375,160
9.38%, 04/01/19	370,000	416,250
Sr. Unsec. Gtd. Notes, 6.13%, 01/15/21(b)	52,000	53,040
		3,022,732

Apparel Retail–1.22%

Hot Topic, Inc., Sr. Sec. Gtd. Notes, 9.25%, 06/15/21(b)	603,000	630,135
L Brands Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	633,000	651,199
Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	230,000	253,575
Neiman Marcus Group LTD Inc., Sr. Unsec. Gtd. Notes, 8.00%, 10/15/21(b)	187,000	192,610
		1,727,519

See accompanying notes which are an integral part of this schedule.

                Invesco High Income Trust II

	Principal Amount	Value

Apparel, Accessories & Luxury Goods–0.83%

Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	$100,000	$109,750
7.63%, 05/15/20	780,000	860,925
PVH Corp., Sr. Unsec. Global Notes, 4.50%, 12/15/22	115,000	108,819
William Carter Co. (The), Sr. Unsec. Gtd. Notes, 5.25%, 08/15/21(b)	91,000	92,820
		1,172,314

Application Software–0.34%

Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	505,000	482,275

Asset Management & Custody Banks–0.53%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(b)	685,000	676,437
Capsugel S.A., Sr. Unsec. PIK Notes, 7.00%, 05/15/19(b)	79,000	80,535
		756,972

Auto Parts & Equipment–1.40%

American Axle & Manufacturing Inc., Sr. Unsec. Gtd. Notes, 5.13%, 02/15/19	98,000	100,572
6.25%, 03/15/21	315,000	332,325
Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/21	200,000	204,000
Gestamp Funding Luxembourg S.A. (Spain), Sr. Sec Gtd. Notes, 5.63%, 05/31/20(b)	310,000	316,603
Schaeffler Finance B.V. (Germany), Sr. Sec. Notes, 4.75%, 05/15/21(b)	200,000	199,794
Schaeffler Holding Finance B.V. (Germany), Sr. Sec. Gtd. PIK Notes, 6.88%, 08/15/18(b)	200,000	213,000
Stackpole International Intermediate Co. S.A. (Canada), Sr. Sec. Gtd. Notes, 7.75%, 10/15/21(b)	591,000	617,595
		1,983,889

Broadcasting–1.26%

Clear Channel Worldwide Holdings Inc., Series A, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	150,000	154,500
Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	360,000	373,500
Series B, Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	257,000	271,777

	Principal Amount	Value

Broadcasting–(continued)

LIN Television Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 01/15/21	$818,000	$843,562
Sinclair Television Group, Inc., Sr. Unsec. Gtd. Notes, 6.38%, 11/01/21(b)	69,000	71,243
Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	65,000	66,625
		1,781,207

Building Products–4.95%

Builders FirstSource Inc., Sr. Sec. Notes, 7.63%, 06/01/21(b)	1,288,000	1,347,570
Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/18(b)	585,000	623,025
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	1,103,000	1,141,605
Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	1,190,000	1,320,900
10.00%, 12/01/18	660,000	735,900
Ply Gem Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.38%, 04/15/17	132,000	142,560
USG Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/21(b)	103,000	107,377
7.88%, 03/30/20(b)	555,000	613,275
Sr. Unsec. Notes, 9.75%, 01/15/18	840,000	989,100
		7,021,312

Cable & Satellite–5.94%

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/21(b)	390,000	377,325
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 05/01/20	1,084,000	1,094,840
5.88%, 07/15/22	455,000	462,394
Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	485,000	523,194
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	249,000	275,767
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/22	1,822,000	1,862,995
Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 06/01/21(b)	680,000	714,000
8.13%, 06/01/23(b)	370,000	390,350
Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	600,000	654,000

See accompanying notes which are an integral part of this schedule.

                Invesco High Income Trust II

	Principal Amount	Value

Cable & Satellite–(continued)

Ono Finance II PLC (Spain), Sr. Unsec. Gtd. Notes, 10.88%, 07/15/19(b)	$710,000	$772,125
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	815,000	884,374
Virgin Media Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.38%, 04/15/23(b)	400,000	414,000
		8,425,364

Casinos & Gaming–5.53%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	957,000	1,045,522
9.13%, 12/01/18	135,000	147,150
Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes, 10.00%, 12/15/15	341,000	288,145
Sr. Sec. Gtd. Global Notes, 9.00%, 02/15/20	640,000	620,800
9.00%, 02/15/20	265,000	257,050
Caesars Entertainment Resort Properties LLC, Sec. Notes, 11.00%, 10/01/21(b)	578,000	576,555
Sr. Sec. Notes, 8.00%, 10/01/20(b)	511,000	519,942
Codere Finance Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 9.25%, 02/15/19(b)(d)	80,000	44,400
MCE Finance Ltd. (Macau), Sr. Unsec. Gtd. Notes, 5.00%, 02/15/21(b)	200,000	194,000
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	840,000	888,300
Sr. Unsec. Gtd. Notes, 7.75%, 03/15/22	1,640,000	1,836,800
Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	590,000	643,100
Snoqualmie Entertainment Authority, Sr. Sec. Notes, 9.13%, 02/01/15(b)	625,000	622,266
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Global Notes, 5.38%, 03/15/22	150,000	153,094
		7,837,124

Coal & Consumable Fuels–1.49%

CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/21	276,000	288,420
8.25%, 04/01/20	790,000	863,075

	Principal Amount	Value

Coal & Consumable Fuels–(continued)

Peabody Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 11/15/18	$406,000	$433,405
Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	500,000	530,000
		2,114,900

Commercial Printing–0.03%

RR Donnelley & Sons Co., Sr. Unsec. Global Notes, 6.50%, 11/15/23	45,000	45,000

Communications Equipment–1.98%

Avaya Inc., Sec. Gtd. Notes, 10.50%, 03/01/21(b)	265,000	240,487
Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	920,000	898,150
9.00%, 04/01/19(b)	795,000	818,850
ViaSat Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 06/15/20	810,000	856,575
		2,814,062

Computer & Electronics Retail–0.70%

Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	935,000	987,594

Computer Storage & Peripherals–0.64%

Seagate HDD Cayman, Sr. Unsec. Gtd. Global Notes, 7.00%, 11/01/21	815,000	905,669

Construction & Engineering–2.11%

Abengoa Finance S.A.U. (Spain), Sr. Unsec. Gtd. Notes, 8.88%, 11/01/17(b)	350,000	373,142
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	1,025,000	1,091,625
Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	1,425,000	1,528,312
		2,993,079

Construction & Farm Machinery & Heavy Trucks–2.39%

Allied Specialty Vehicle, Inc., Sr. Sec. Notes, 8.50%, 11/01/19(b)	488,000	492,880
Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	25,000	29,563
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	725,000	730,437
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/22	520,000	526,500
Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	295,000	334,087
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	800,000	824,000

See accompanying notes which are an integral part of this schedule.

                Invesco High Income Trust II

	Principal Amount	Value

Construction & Farm Machinery & Heavy Trucks–(continued)

Terex Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 05/15/21	$138,000	$143,175
Sr. Unsec. Gtd. Notes, 6.50%, 04/01/20	60,000	64,050
Titan International Inc., Sr. Sec. Gtd. Notes, 6.88%, 10/01/20(b)	237,000	244,110
		3,388,802

Construction Materials–1.87%

Cemex S.A.B. de C.V. (Mexico), Sr. Sec. Gtd. Notes, 5.88%, 03/25/19(b)	700,000	692,222
7.25%, 01/15/21(b)	214,000	218,209
CPG Merger Sub LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/01/21(b)	175,000	183,312
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	1,220,000	1,348,100
US Concrete, Inc., Sr. Sec. Gtd. Notes, 8.50%, 12/01/18(b)	211,000	216,275
		2,658,118

Consumer Finance–1.45%

Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/20	1,172,000	1,377,100
8.00%, 03/15/20	570,000	685,425
		2,062,525

Data Processing & Outsourced Services–2.76%

CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	1,145,000	1,246,619
First Data Corp., Sec. Gtd. Notes, 8.25%, 01/15/21(b)	1,397,000	1,491,297
Sr. Unsec. Gtd. Global Notes, 12.63%, 01/15/21	444,000	523,920
Sr. Unsec. Gtd. Sub. Global Notes, 11.25%, 03/31/16	186,000	190,650
Sr. Unsec. Gtd. Sub. Notes, 11.75%, 08/15/21(b)	190,000	197,125
WEX Inc., Sr. Unsec. Gtd. Notes, 4.75%, 02/01/23(b)	290,000	268,975
		3,918,586

Distillers & Vintners–0.27%

CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Global Notes, 8.00%, 04/30/18(e)	357,579	335,311
Constellation Brands Inc., Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	50,000	53,563
		388,874

	Principal Amount	Value

Diversified Banks–0.75%

Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Notes, 6.13%, 12/15/22	$470,000	$481,116
Royal Bank of Scotland PLC (The) (United Kingdom), REGS, Unsec. Sub. Medium-Term Euro Notes, 9.50%, 03/16/22(b)	499,000	583,712
		1,064,828

Diversified Chemicals–0.07%

Eagle Spinco Inc., Sr. Unsec. Gtd. Notes, 4.63%, 02/15/21(b)	95,000	92,625

Diversified Metals & Mining–2.05%

FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.88%, 04/01/22(b)	292,000	316,820
8.25%, 11/01/19(b)	710,000	796,975
Magnetation LLC/ Mag Finance Corp., Sr. Sec. Gtd. Notes, 11.00%, 05/15/18(b)	355,000	375,412
Vedanta Resources PLC (India),
Sr. Unsec. Notes, 6.00%, 01/31/19(b)	610,000	587,874
9.50%, 07/18/18(b)	295,000	328,080
Walter Energy, Inc.,
Sr. Sec. Gtd. Notes, 9.50%, 10/15/19(b)	315,000	331,537
Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	210,000	179,025
		2,915,723

Diversified Real Estate Activities–0.09%

Norbord Inc. (Canada), Sr. Sec. Notes, 5.38%, 12/01/20(b)	130,000	129,976

Electrical Components & Equipment–0.22%

Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(b)	315,000	311,063

Electronic Manufacturing Services–0.59%

Sanmina Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	775,000	829,250

Environmental & Facilities Services–0.52%

ADS Waste Holdings, Inc., Sr. Unsec. Gtd. Notes, 8.25%, 10/01/20(b)	220,000	232,650
Clean Harbors Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 06/01/21	200,000	202,500
5.25%, 08/01/20	20,000	20,550
EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Global Notes, 10.75%, 08/15/18	255,000	274,762
		730,462

See accompanying notes which are an integral part of this schedule.

                Invesco High Income Trust II

	Principal Amount	Value

Forest Products–0.28%

Boise Cascade Co., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/01/20	$365,000	$383,250
Emerald Plantation Holdings Ltd. (Cayman Islands), Sr. Sec. Gtd. Global PIK Notes, 6.00%, 01/30/20(f)	10,400	6,396
Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes 6.25%, 10/21/17(b)(d)	60,000	300
		389,946

Gas Utilities–2.06%

AmeriGas Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/22	790,000	861,100
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	875,000	895,781
Sr. Unsec. Notes, 6.75%, 01/15/22(b)	128,000	131,040
Suburban Propane Partners, L.P./ Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 7.38%, 08/01/21	538,000	583,730
Sr. Unsec. Notes, 7.38%, 03/15/20	420,000	451,500
		2,923,151

Gold–0.20%

Eldorado Gold Corp. (Canada), Sr. Unsec. Notes, 6.13%, 12/15/20(b)	290,000	288,608

Health Care Equipment–1.18%

Biomet Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 08/01/20	287,000	305,655
Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 10/01/20	818,000	854,810
Universal Hospital Services Inc., Sec. Gtd. Global Notes, 7.63%, 08/15/20	480,000	506,400
		1,666,865

Health Care Facilities–2.93%

Aviv Healthcare Properties L.P./Aviv Healthcare Capital Corp., Sr. Unsec. Gtd. Notes, 6.00%, 10/15/21(b)	68,000	69,530
Community Health Systems Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/19	448,000	489,440
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	610,000	642,025
HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	890,000	927,825
Health Management Associates Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 01/15/20	337,000	379,125

	Principal Amount	Value

Health Care Facilities–(continued)

LifePoint Hospitals, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 12/01/21(b)	$206,000	$207,802
Tenet Healthcare Corp., Sr. Sec. Gtd. Global Notes, 6.25%, 11/01/18	195,000	214,500
Sr. Sec. Gtd. Notes, 6.00%, 10/01/20(b)	254,000	266,382
Sr. Unsec. Global Notes, 6.75%, 02/01/20	370,000	382,950
8.00%, 08/01/20	170,000	186,363
8.13%, 04/01/22	360,000	393,300
		4,159,242

Health Care Services–0.37%

Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	485,000	523,800

Homebuilding–3.76%

Beazer Homes USA Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/21(b)	373,000	378,595
9.13%, 06/15/18	475,000	507,656
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	565,000	598,900
Sr. Unsec. Gtd. Global Notes, 6.25%, 01/15/16	993,000	1,045,132
Sr. Unsec. Gtd. Notes, 7.50%, 05/15/16	170,000	182,113
11.88%, 10/15/15	120,000	138,600
KB Home, Sr. Unsec. Gtd. Notes, 7.00%, 12/15/21	249,000	258,338
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 11/15/22	140,000	130,900
6.95%, 06/01/18	580,000	648,875
M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	625,000	678,125
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	257,000	247,041
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/20(b)	468,000	514,800
		5,329,075

Hotels, Resorts & Cruise Lines–0.18%

Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.25%, 03/15/18	105,000	120,225
7.50%, 10/15/27	120,000	129,300
		249,525

See accompanying notes which are an integral part of this schedule.

                Invesco High Income Trust II

	Principal Amount	Value

Household Products–0.87%

Reynolds Group Holdings Inc./Reynolds Group Issuer LLC, Sr. Sec. Gtd. Global Notes, 5.75%, 10/15/20	$350,000	$359,625
7.13%, 04/15/19	355,000	380,737
Sr. Unsec. Gtd. Global Notes, 9.88%, 08/15/19	442,000	491,725
		1,232,087

Independent Power Producers & Energy Traders–0.65%

AES Corp. (The), Sr. Unsec. Global Notes, 7.38%, 07/01/21	274,000	310,305
8.00%, 10/15/17	34,000	40,120
NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	346,000	396,170
Red Oak Power LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	170,582	180,177
		926,772

Industrial Conglomerates–0.50%

Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	695,000	713,244

Industrial Machinery–0.25%

CBC Ammo LLC/CBC FinCo Inc. (Brazil), Sr. Unsec. Notes, 7.25%, 11/15/21(b)	306,000	301,410
Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 02/01/19	55,000	59,400
		360,810

Internet Software & Services–1.19%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	683,000	701,782
Equinix Inc., Sr. Unsec. Notes, 5.38%, 04/01/23	219,000	215,715
7.00%, 07/15/21	705,000	775,500
		1,692,997

Leisure Facilities–0.38%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/21(b)	310,000	305,350
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	215,000	229,513
		534,863

Managed Health Care–0.10%

WellCare Health Plans, Inc., Sr. Unsec. Notes, 5.75%, 11/15/20	143,000	147,648

	Principal Amount	Value

Marine–0.53%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Mortgage Notes, 8.13%, 11/15/21(b)	$736,000	$747,031

Movies & Entertainment–1.67%

Outerwall, Inc., Sr. Unsec. Gtd. Global Notes, 6.00%, 03/15/19	633,000	633,000
DreamWorks Animation SKG, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 08/15/20(b)	550,000	589,875
Live Nation Entertainment Inc., Sr. Unsec. Gtd. Notes, 7.00%, 09/01/20(b)	1,050,000	1,139,250
		2,362,125

Multi-Line Insurance–0.17%

Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	204,000	237,915

Office Services & Supplies–0.08%

Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	104,000	112,840

Oil & Gas Drilling–1.01%

Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	63,000	67,804
Parker Drilling Co., Sr. Unsec. Gtd. Notes, 7.50%, 08/01/20(b)	253,000	266,915
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.50%, 12/15/21	815,000	874,087
6.63%, 11/15/20	210,000	225,488
		1,434,294

Oil & Gas Equipment & Services–2.92%

Basic Energy Services, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 02/15/19	436,000	455,620
Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	696,000	739,500
Calfrac Holdings L.P. (Canada), Sr. Unsec. Gtd. Notes, 7.50%, 12/01/20(b)	1,193,000	1,213,877
Exterran Partners L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/21(b)	795,000	794,006
Gulfmark Offshore Inc., Sr. Unsec. Global Notes, 6.38%, 03/15/22	808,000	820,120
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	111,000	114,053
		4,137,176

See accompanying notes which are an integral part of this schedule.

                Invesco High Income Trust II

	Principal Amount	Value

Oil & Gas Exploration & Production–10.82%

Antero Resources Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/01/20	$254,000	$267,335
Sr. Unsec. Gtd. Notes, 5.38%, 11/01/21(b)	535,000	544,362
Berry Petroleum Co., Sr. Unsec. Notes, 6.38%, 09/15/22	430,000	438,600
6.75%, 11/01/20	195,000	202,800
Bonanza Creek Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/21	1,033,000	1,100,145
Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/15/22	695,000	755,812
8.25%, 09/01/21	702,000	773,955
Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	665,000	748,125
Sr. Unsec. Gtd. Notes, 6.13%, 02/15/21	342,000	369,360
6.63%, 08/15/20	105,000	117,731
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	680,000	720,800
Energy XXI Gulf Coast, Inc., Sr. Unsec. Gtd. Notes, 7.50%, 12/15/21(b)	802,000	842,100
EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	429,000	436,508
EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	1,054,000	1,032,920
Halcon Resources Corp., Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/21	1,097,000	1,121,682
Kodiak Oil & Gas Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/01/22(b)	100,000	100,625
Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	75,000	81,938
MEG Energy Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.50%, 03/15/21(b)	624,000	655,200
Memorial Production Partners L.P./Memorial Production Finance Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/01/21	330,000	340,725
QEP Resources Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/23	220,000	207,350
Sr. Unsec. Notes, 5.38%, 10/01/22	274,000	265,780
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	100,000	98,750
5.75%, 06/01/21	800,000	856,000

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Rosetta Resources, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/21	$330,000	$333,300
Sr. Unsec. Gtd. Notes, 5.88%, 06/01/22	238,000	239,190
SandRidge Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	1,157,000	1,217,742
SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	215,000	232,738
6.63%, 02/15/19	430,000	459,025
Whiting Petroleum Corp., Sr. Unsec. Gtd. Notes, 5.75%, 03/15/21	443,000	461,828
5.75%, 03/15/21(b)	311,000	324,218
		15,346,644

Oil & Gas Refining & Marketing–0.91%

CVR Refining LLC/Coffeyville Finance Inc., Sec. Gtd. Global Notes, 6.50%, 11/01/22	1,033,000	1,025,252
United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	237,000	266,921
		1,292,173

Oil & Gas Storage & Transportation–6.21%

Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 04/15/21	591,000	635,325
6.13%, 07/15/22	55,000	59,400
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/20	525,000	553,219
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 12/15/20(b)	770,000	788,287
Eagle Rock Energy Partners L.P./Eagle Rock Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.38%, 06/01/19	1,038,000	1,074,330
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	830,000	950,350
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/15/23	230,000	235,175
6.50%, 08/15/21	734,000	796,390
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 10/15/21(b)	670,000	683,400
Penn Virginia Resource Partners L.P./Penn Virginia Resource Finance Corp. II, Sr. Unsec. Gtd. Global Notes, 8.38%, 06/01/20	330,000	366,712
Sr. Unsec. Gtd. Notes, 6.50%, 05/15/21(b)	316,000	328,640

See accompanying notes which are an integral part of this schedule.

                Invesco High Income Trust II

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/01/20	$121,000	$126,748
Sr. Unsec. Gtd. Notes, 6.50%, 07/15/21	90,000	96,975
Sabine Pass Liquefaction LLC, Sr. Sec. Notes, 5.63%, 02/01/21(b)	320,000	316,000
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 08/01/22	109,000	116,630
6.88%, 02/01/21	860,000	933,100
Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/20	370,000	401,450
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/20	205,000	211,663
6.13%, 10/15/21	123,000	127,613
		8,801,407

Other Diversified Financial Services–0.87%

Jefferies Finance LLC/JFIN Co- Issuer Corp., Sr. Unsec. Notes, 7.38%, 04/01/20(b)	810,000	838,350
Oxford Finance LLC/Oxford Finance Co-Issuer Inc., Sr. Unsec. Notes, 7.25%, 01/15/18(b)	375,000	399,375
		1,237,725

Packaged Foods & Meats–1.62%

JBS S.A. (Brazil), Sr. Unsec. Notes, 10.50%, 08/04/16 (Acquired 08/30/13-10/22/13; Cost $203,969)(b)	185,000	209,512
JBS USA LLC/JBS USA Finance Inc. (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	240,000	251,400
Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	553,000	586,180
Sr. Unsec. Gtd. Notes, 6.75%, 12/01/21(b)	51,000	52,403
Simmons Foods Inc., Sec. Notes, 10.50%, 11/01/17(b)	520,000	546,000
Sun Merger Sub, Inc., Sr. Unsec. Notes, 5.25%, 08/01/18(b)	106,000	111,035
5.88%, 08/01/21(b)	106,000	109,180
Wells Enterprises Inc., Sr. Sec. Notes, 6.75%, 02/01/20(b)	425,000	437,750
		2,303,460

Paper Packaging–0.04%

Beverage Packaging Holdings Luxembourg II S.A., Sr. Unsec. Gtd. Notes, 5.63%, 12/15/16	61,000	62,525

	Principal Amount	Value

Paper Products–0.65%

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	$141,000	$152,632
Neenah Paper Inc., Sr. Unsec. Gtd. Notes, 5.25%, 05/15/21(b)	84,000	81,900
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	676,000	684,450
		918,982

Personal Products–0.37%

Albea Beauty Holdings S.A. (France), Sr. Sec. Gtd. Notes, 8.38%, 11/01/19(b)	508,000	528,452

Pharmaceuticals–1.33%

Valeant Pharmaceuticals International Inc., Sr. Unsec. Gtd. Notes, 5.63%, 12/01/21(b)	183,000	185,059
6.38%, 10/15/20(b)	900,000	954,000
6.75%, 08/15/21(b)	36,000	38,250
Sr. Unsec. Notes, 6.75%, 08/15/18(b)	320,000	354,400
7.50%, 07/15/21(b)	320,000	355,200
		1,886,909

Real Estate Services–0.34%

CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	445,000	477,263

Regional Banks–1.98%

AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	155,000	165,924
Regions Bank, Unsec. Sub. Global Notes, 6.45%, 06/26/37	400,000	420,168
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	335,000	380,225
Unsec. Sub. Global Notes, 5.13%, 06/15/17	1,155,000	1,188,207
Zions Bancorp., Series I, Jr. Unsec. Sub. Notes, 5.80% (g)	730,000	655,175
		2,809,699

Research & Consulting Services–0.46%

FTI Consulting, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	610,000	654,225

Security & Alarm Services–0.22%

ADT Corp. (The), Sr. Unsec. Notes, 6.25%, 10/15/21(b)	302,000	317,100

Semiconductor Equipment–0.92%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.63%, 06/01/21	1,060,000	1,091,800
Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/18	196,000	208,250
		1,300,050

See accompanying notes which are an integral part of this schedule.

                Invesco High Income Trust II

	Principal Amount	Value

Semiconductors–1.94%

Freescale Semiconductor Inc., Sr. Unsec. Gtd. Global Notes, 8.05%, 02/01/20	$1,445,000	$1,560,600
10.75%, 08/01/20	239,000	272,460
NXP BV/NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	880,000	915,200
		2,748,260

Sovereign Debt–0.18%

Slovenia Government International Bond (Slovenia), Sr. Unsec. Notes, 4.75%, 05/10/18(b)	258,000	260,580

Specialized Finance–3.35%

Aircastle Ltd., Sr. Unsec. Global Notes, 6.25%, 12/01/19	320,000	345,600
7.63%, 04/15/20	770,000	871,062
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	705,000	701,475
Sr. Unsec. Notes, 5.50%, 02/15/19(b)	605,000	654,913
International Lease Finance Corp., Sr. Sec. Gtd. Notes, 7.13%, 09/01/18(b)	360,000	418,275
Sr. Unsec. Global Notes, 4.63%, 04/15/21	145,000	141,375
Sr. Unsec. Notes, 8.25%, 12/15/20	1,365,000	1,620,937
		4,753,637

Specialized REIT’s–0.31%

MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	405,000	436,388

Specialty Chemicals–1.20%

Chemtura Corp., Sr. Unsec. Gtd. Notes, 5.75%, 07/15/21	224,000	227,920
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	340,000	362,950
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/23	690,000	676,200
Sr. Unsec. Notes, 7.38%, 09/15/20	60,000	66,825
PQ Corp., Sec. Notes, 8.75%, 05/01/18(b)	330,000	361,350
		1,695,245

Specialty Stores–0.88%

Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	655,000	710,675

	Principal Amount	Value

Specialty Stores–(continued)

Sally Holdings LLC/Sally Capital Inc., Sr. Unsec. Gtd. Global Bonds, 5.50%, 11/01/23	$239,000	$238,403
Sr. Unsec. Gtd. Notes, 5.75%, 06/01/22	286,000	298,512
		1,247,590

Steel–2.06%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 5.75%, 08/05/20	99,000	104,733
6.75%, 02/25/22	190,000	206,884
Steel Dynamics Inc., Sr. Unsec. Gtd. Global Notes, 6.13%, 08/15/19	670,000	725,275
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	860,000	903,000
United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	420,000	446,250
Sr. Unsec. Notes, 7.00%, 02/01/18	250,000	271,250
7.38%, 04/01/20	248,000	264,120
		2,921,512

Technology Distributors–0.07%

Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	90,000	94,500

Tires & Rubber–0.55%

Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	515,000	545,900
Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd. Notes, 6.50%, 03/01/21	220,000	234,300
		780,200

Trading Companies & Distributors–0.32%

United Rentals North America Inc., Sec. Gtd. Global Notes, 5.75%, 07/15/18	55,000	59,263
Sr. Unsec. Global Notes, 8.25%, 02/01/21	220,000	251,075
Wesco Distribution, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 12/15/21(b)	137,000	138,370
		448,708

Trucking–1.11%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	145,000	158,775
9.75%, 03/15/20	160,000	188,000
Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/20	40,000	41,700
6.75%, 04/15/19	470,000	508,775
7.38%, 01/15/21	616,000	679,140
		1,576,390

See accompanying notes which are an integral part of this schedule.

                Invesco High Income Trust II

	Principal Amount	Value

Wireless Telecommunication Services–8.98%

Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	$1,868,000	$ 2,145,865
Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/20(b)	225,000	236,250
Digicel Ltd. (Jamaica), Sr. Unsec. Notes, 6.00%, 04/15/21(b)	855,000	833,625
7.00%, 02/15/20(b)	235,000	239,700
MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.25%, 04/01/21(b)	760,000	794,200
6.63%, 11/15/20	885,000	942,525
6.63%, 04/01/23(b)	595,000	617,312
SBA Communications Corp., Sr. Unsec. Global Notes, 5.63%, 10/01/19	458,000	473,458
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19	940,000	1,024,600
Sprint Communications Inc., Sr. Unsec. Global Notes, 6.00%, 11/15/22	579,000	577,552
11.50%, 11/15/21	165,000	217,388
Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	445,000	497,287
9.00%, 11/15/18(b)	430,000	521,912
Sprint Corp., Sr. Unsec. Gtd. Notes, 7.88%, 09/15/23(b)	217,000	237,073
T-Mobile USA, Inc., Sr. Unsec. Gtd. Notes, 6.50%, 01/15/24	243,000	247,253
6.54%, 04/28/20	473,000	501,380
6.63%, 04/28/21	31,000	32,705
6.84%, 04/28/23	232,000	241,280
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec. Loan Participation Notes, 7.75%, 02/02/21(b)	400,000	432,120
Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Notes, 11.75%, 07/15/17(b)	1,020,000	1,090,125
Sr. Sec. Gtd. Notes, 7.25%, 02/15/18(b)	800,000	840,500
		12,744,110
Total U.S. Dollar Denominated Bonds and Notes (Cost $164,513,135)		170,344,190

	Principal Amount		Value

Non-U.S. Dollar Denominated Bonds & Notes–8.31%(h)

Apparel, Accessories & Luxury Goods–0.48%

Boardriders S.A., Sr. Unsec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	300,000	$ 432,035
Takko Luxembourg 2 S.C.A. (Germany), Sr. Sec. Gtd. Notes, 9.88%, 04/15/19(b)	EUR	180,000	247,849
			679,884

Broadcasting–0.58%

Central European Media Enterprises Ltd. (Czech Republic), REGS, Jr. Sec. Gtd. Euro Notes, 11.63%, 09/15/16(b)	EUR	390,000	529,854
CET 21 spol sro (Czech Republic), Sr. Sec. Gtd. Notes, 9.00%, 11/01/17(b)	EUR	210,000	298,858
			828,712

Cable & Satellite–0.25%

Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	EUR	235,000	347,606

Casinos & Gaming–1.14%

Codere Finance Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	420,000	319,543
REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 06/15/15(b)	EUR	230,000	174,988
Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.88%, 09/01/18(b)	GBP	375,000	662,742
Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 07/25/22(b)	CAD	464,000	455,223
			1,612,496

Construction Materials–0.83%

Manutencoop Facility Management SpA (Italy), Sr. Sec. Gtd. Notes, 8.50%, 08/01/20(b)	EUR	330,000	477,480
REGS, Sr. Sec. Gtd. Euro Notes, 8.50%, 08/01/20(b)	EUR	100,000	144,691
Obrascon Huarte Lain S.A. (Spain), REGS, Sr. Unsec. Gtd. Medium- Term Euro Notes, 7.63%, 03/15/20(b)	EUR	100,000	147,238
Spie BondCo 3 SCA (Luxembourg), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 11.00%, 08/15/19(b)	EUR	270,000	418,177
			1,187,586

See accompanying notes which are an integral part of this schedule.

                Invesco High Income Trust II

	Principal Amount		Value

Food Distributors–0.84%

Bakkavor Finance 2 PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18(b)	GBP	680,000	$1,193,427

Hotels, Resorts & Cruise Lines–0.58%

Thomas Cook Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 7.75%, 06/15/20(b)	EUR	250,000	366,369
Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/17	GBP	255,000	452,229
			818,598

Independent Power Producers & Energy Traders–0.28%

Infinis PLC (United Kingdom), Sr. Sec. Notes, 7.00%, 02/15/19(b)	GBP	230,000	400,836

Leisure Facilities–0.61%

Cirsa Funding Luxembourg S.A. (Spain), Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR	275,000	395,098
REGS, Sr. Unsec. Gtd. Euro Notes, 8.75%, 05/15/18(b)	EUR	325,000	466,934
			862,032

Metal & Glass Containers–0.20%

Greif Luxembourg Finance SCA, REGS, Sr. Unsec. Gtd. Medium- Term Euro Notes, 7.38%, 07/15/21(b)	EUR	180,000	286,427

Multi-Sector Holdings–0.40%

KM Germany Holdings GmbH (Germany), Sr. Sec. Gtd. Notes, 8.75%, 12/15/20(b)	EUR	265,000	400,532
Odeon & UCI Finco PLC (United Kingdom), Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	100,000	164,458
			564,990

Other Diversified Financial Services–1.43%

AG Spring Finance II Ltd. (Spain), Sr. Sec. Notes, 9.50%, 06/01/19(b)	EUR	160,000	227,267
REGS, Sr. Sec. Euro Notes, 9.50%, 06/01/19(b)	EUR	383,000	544,020
Cabot Financial Luxembourg S.A. (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.38%, 10/01/19(b)	GBP	405,000	762,153

	Principal Amount		Value

Other Diversified Financial Services–(continued)

GCS Holdco Finance I S.A. (Luxembourg), Sr. Sec. Gtd. Notes 6.50%, 11/15/18(b)	EUR	128,000	$178,466
REGS, Sr. Sec. Gtd. Euro Bonds 6.50%, 11/15/18(b)	EUR	104,000	145,003
Numericable Finance & Co. SCA (Luxembourg), REGS, Sr. Sec. Euro Notes, 12.38%, 02/15/19(b)	EUR	105,000	170,470
			2,027,379

Personal Products–0.15%

Albrea Beauty Holdings S.A. (France), REGS, Sr. Sec. Gtd. Euro Medium-Term Notes, 8.75%, 11/01/19(b)	EUR	150,000	216,017

Research & Consulting Services–0.19%
La Financiere Atalian S.A. (France), REGS, Sr. Unsec. Euro Bonds, 7.25%, 01/15/20(b)	EUR	190,000	268,274

Wireless Telecommunication Services–0.35%
Matterhorn Mobile Holdings S.A. (Luxembourg), REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 8.25%, 02/15/20(b)	EUR	165,000	245,465
Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Notes, 11.75%, 07/15/17(b)	EUR	175,000	253,228
			498,693
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $11,339,987)			11,792,957

	Shares

Preferred Stocks–1.98%

Automobile Manufacturers–0.23%

General Motors Co., Series B, $2.38 Conv. Pfd.		6,330	324,096

Consumer Finance–0.54%

Ally Financial, Inc., Series G, 7.00% Pfd.(b)		795	767,945

Diversified Banks–0.26%

Royal Bank of Scotland Group PLC (The) (United Kingdom), Series T, 7.25% Pfd.		15,115	372,434

Industrial REIT’s–0.11%

DuPont Fabros Technology, Inc., Series B, 7.63% Jr. Sub. Pfd.		6,210	152,331

Multi-Line Insurance–0.72%

Hartford Financial Services Group Inc. (The), 7.88% Pfd.		34,920	1,013,727

See accompanying notes which are an integral part of this schedule.

                Invesco High Income Trust II

	Shares	Value

Tires & Rubber–0.12%

Goodyear Tire & Rubber Co. (The), $2.94 Conv. Jr. Sub. Pfd.	2,715	$170,828
Total Preferred Stocks (Cost $2,346,477)		2,801,361

	Principal Amount

Senior Secured Floating Rate Interest Loans–1.43% (j)(k)

Agricultural Products–0.70%

Darling International Inc., 0%, 10/05/14	$985,000	989,925

Health Care Facilities–0.73%

CHS/Community Health Systems Inc., 0%, 07/30/14	500,217	500,217
CHS/Community Health Systems Inc., 0%, 07/30/14	538,783	538,783
		1,039,000
Total Senior Secured Floating Rate Interest Loans (Cost $2,024,000)		2,028,925
	Shares
Common Stocks & Other Equity Interests–0.56%

Apparel, Accessories & Luxury Goods–0.00%

HCI Direct, Inc. -Class A(i)	1,000	0

Automobile Manufacturers–0.45%

General Motors Co. (i)(l)	6,663	258,058
General Motors Co. -Wts. expiring 07/10/16(i)(l)	6,057	175,350
General Motors Co. -Wts. expiring 07/10/19(i)(l)	6,057	128,287
Motors Liquidation Co. GUC Trust (i)	1,673	78,631
		640,326

Forest Products–0.00%

Emerald Plantation Holdings Ltd. (Cayman Islands)(f)(i)	9,308	1,676

Paper Products–0.11%

NewPage Holdings Inc. (Acquired 07/21/11-08/29/11; Cost $397,010)(b)(m)	1,840	156,400
Total Common Stocks & Other Equity Interests (Cost $972,233)		798,402

	Shares	Value

Money Market Funds–3.04%

Liquid Assets Portfolio –Institutional Class (n)	2,153,105	$2,153,105
Premier Portfolio –Institutional Class (n)	2,153,106	2,153,106
Total Money Market Funds (Cost $4,306,211)		4,306,211
TOTAL INVESTMENTS–135.43% (Cost $185,502,043)		192,072,046
OTHER ASSETS LESS LIABILITIES– (35.43)%		(50,244,979)
NET ASSETS–100.00%		$141,827,067

Investment Abbreviations:

CAD	—Canadian Dollar
Conv.	—Convertible
Ctfs.	—Certificates
Deb.	—Debentures
EUR	—Euro
GBP	—British Pound
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
PIK	—Payment in Kind
REGS	—Regulation S
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured
Wts.	—Warrants

See accompanying notes which are an integral part of this schedule.

                Invesco High Income Trust II

Notes to Schedule of Investments:

*	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2013 was $70,619,934, which represented 49.79% of the Trust’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.

(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2013 was $44,700, which represented less than 1% of the Trust’s Net Assets.

(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(f)	Acquired as part of the Sino-Forest Corp. reorganization.

(g)	Perpetual bond with no specified maturity date.

(h)	Foreign denominated security. Principal amount is denominated in currency indicated.

(i)	Non-income producing security.

(j)	Senior secured corporate loans and senior secured debt securities are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(k)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.

(l)	Acquired as part of the General Motors reorganization.

(m)	Non-income producing security as part of the NewPage Corp. bankruptcy reorganization.

(n)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

                Invesco High Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2013

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board

                Invesco High Income Trust II

A.	Security Valuations – (continued)

of Directors. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Trust may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.

Foreign Currency Contracts – The Trust may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Trust may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to

                Invesco High Income Trust II

E.	Foreign Currency Contracts – (continued)

acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$6,902,998	$1,002,976	$0	$7,905,974
Corporate Debt Securities	—	172,112,535	—	172,112,535
Foreign Debt Securities	—	12,053,537	—	12,053,537
	$6,902,998	$185,169,048	$0	$192,072,046
Foreign Currency Contracts*	—	(352,357)	—	(352,357)
Total Investments	$6,902,998	$184,816,691	$0	$191,719,689
*	Unrealized appreciation (depreciation).

                Invesco High Income Trust II

NOTE 3 — Derivative Investments

Open Foreign Currency Contracts at Period-End

							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
12/09/13	Morgan Stanley	EUR	4,535,000	USD	6,015,904	$6,161,156	$(145,252)
12/09/13	Citibank Capital	EUR	401,279	USD	539,289	545,169	(5,880)
12/09/13	RBC Capital Markets Corp.	GBP	1,926,000	USD	2,950,632	3,151,510	(200,878)
1/13/14	Morgan Stanley	GBP	283,650	USD	454,719	464,022	(9,303)
12/09/13	Citibank Capital	USD	153,524	EUR	115,260	156,590	3,066
12/09/13	RBC Capital Markets Corp.	USD	280,360	GBP	174,937	286,250	5,890
Total Open foreign currency contracts							$(352,357)

Currency Abbreviations:

EUR — Euro	GBP — British Pound Sterling

USD — U.S. Dollar

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2013 was $110,435,929 and $112,301,421, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$7,737,948
Aggregate unrealized (depreciation) of investment securities	(1,548,569)
Net unrealized appreciation of investment securities	$6,189,379
Cost of investments for tax purposes is $185,882,667.

                Invesco High Income Trust II

Item 2. Controls and Procedures.

(a)	As of November 19, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 19, 2013, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco High Income Trust II

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	January 29, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	January 29, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2014

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.